NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2017	Dec. 31, 2016
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.90%	4.90%
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.10%	4.10%